Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral provided (Details) - Financial instruments in connection with derivative transactions in organized markets - MXN ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Collateral provided	$ 5,153	$ 3,689
Cash | Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)
Financial instruments
Collateral provided	3,865	2,093
Cash | Chicago Mercantile Exchange
Financial instruments
Collateral provided	1,286	1,297
Cash | Foreign financial Institutions
Financial instruments
Collateral provided	$ 2	$ 299